Operating Leases	12 Months Ended
Mar. 31, 2012
Leases, Operating [Abstract]
Operating Leases Of Lessor Disclosure Text Block

6. Leases

The Company had no capital leases as of March 31, 2012 and 2011. The Company has operating leases expiring at various dates through 2031. Operating leases generally provide for early purchase options one year prior to expiration.

The following is a schedule, by year, of minimum operating lease payments due as of March 31, 2012 (in thousands):

Years ending March 31:
2013	$31,879
2014	27,151
2015	24,167
2016	20,938
2017	17,474
2018-2031	40,643
Total minimum payment required	$162,252

Lease expense in fiscal 2012, 2011, and 2010 was $38,253,000, $37,781,000, and $32,551,000, respectively.